UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3737

Fidelity Advisor Series IV

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Limited Term Government Fund

August 31, 2017

ISG-QTLY-1017
1.968341.103

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 69.2%
	Principal Amount	Value
U.S. Government Agency Obligations - 0.6%
Tennessee Valley Authority 1.75% 10/15/18	2,144,000	2,154,458
U.S. Treasury Obligations - 68.0%
U.S. Treasury Bonds 3% 2/15/47	40,000	42,209
U.S. Treasury Notes:
0.75% 7/15/19	$5,783,000	$5,722,007
0.875% 6/15/19	43,246,000	42,911,523
0.875% 9/15/19	6,534,000	6,474,275
1.125% 9/30/21	3,335,000	3,270,254
1.375% 2/29/20	16,107,000	16,106,371
1.375% 1/31/21	7,500,000	7,464,258
1.375% 4/30/21	1,000,000	993,398
1.375% 5/31/21	6,000,000	5,956,172
1.5% 5/15/20	23,993,000	24,053,920
1.5% 7/15/20	17,075,000	17,111,685
1.5% 8/15/20	15,000,000	15,028,711
1.625% 4/30/19	5,683,000	5,713,191
1.625% 6/30/19	2,433,000	2,446,020
1.625% 6/30/20	7,334,000	7,374,967
1.625% 7/31/20	2,000,000	2,011,406
1.625% 8/31/22	4,000,000	3,984,065
1.75% 12/31/20 (a)	30,074,000	30,308,953
1.75% 6/30/22	12,897,000	12,920,678
1.875% 3/31/22	16,565,000	16,705,414
1.875% 7/31/22	7,000,000	7,052,227
2% 9/30/20	17,665,000	17,950,676
2% 10/31/21	3,326,000	3,375,110
		254,977,490
Other Government Related - 0.6%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 1 month U.S. LIBOR + 0.350% 1.5789% 12/7/20 (NCUA Guaranteed) (b)(c)	225,017	225,180
Series 2010-R2 Class 1A, 1 month U.S. LIBOR + 0.370% 1.5933% 11/6/17 (NCUA Guaranteed) (b)(c)	1,512,918	1,513,214
Series 2011-C1 Class 1A, 1 month U.S. LIBOR + 0.330% 1.5639% 2/28/20 (NCUA Guaranteed) (b)(c)	3,826	3,826
Series 2011-R1 Class 1A, 1 month U.S. LIBOR + 0.450% 1.6733% 1/8/20 (NCUA Guaranteed) (b)(c)	563,025	563,800
Series 2011-R4 Class 1A, 1 month U.S. LIBOR + 0.380% 1.6072% 3/6/20 (NCUA Guaranteed) (b)(c)	16,433	16,434
		2,322,454
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $259,671,890)		259,454,402

U.S. Government Agency - Mortgage Securities - 4.0%
Fannie Mae - 2.9%
12 month U.S. LIBOR + 1.365% 2.75% 10/1/35 (b)(c)	3,826	3,971
12 month U.S. LIBOR + 1.415% 2.915% 11/1/33 (b)(c)	3,912	4,059
12 month U.S. LIBOR + 1.480% 3.14% 7/1/34 (b)(c)	5,438	5,685
12 month U.S. LIBOR + 1.495% 2.963% 1/1/35 (b)(c)	24,820	25,790
12 month U.S. LIBOR + 1.551% 2.506% 2/1/44 (b)(c)	30,766	32,009
12 month U.S. LIBOR + 1.553% 2.596% 5/1/44 (b)(c)	97,807	100,462
12 month U.S. LIBOR + 1.553% 3.338% 6/1/36 (b)(c)	4,725	4,883
12 month U.S. LIBOR + 1.558% 2.458% 2/1/44 (b)(c)	38,567	40,166
12 month U.S. LIBOR + 1.565% 3.315% 3/1/37 (b)(c)	5,295	5,565
12 month U.S. LIBOR + 1.570% 2.567% 5/1/44 (b)(c)	56,194	57,634
12 month U.S. LIBOR + 1.574% 2.646% 4/1/44 (b)(c)	139,592	145,551
12 month U.S. LIBOR + 1.580% 2.451% 4/1/44 (b)(c)	57,847	60,178
12 month U.S. LIBOR + 1.580% 2.575% 1/1/44 (b)(c)	62,919	65,609
12 month U.S. LIBOR + 1.617% 3.172% 3/1/33 (b)(c)	12,705	13,313
12 month U.S. LIBOR + 1.643% 2.815% 9/1/36 (b)(c)	6,656	6,964
12 month U.S. LIBOR + 1.645% 3.309% 6/1/47 (b)(c)	13,135	13,932
12 month U.S. LIBOR + 1.728% 3.314% 11/1/36 (b)(c)	30,102	31,761
12 month U.S. LIBOR + 1.745% 3.374% 7/1/35 (b)(c)	5,954	6,281
12 month U.S. LIBOR + 1.760% 3.336% 2/1/37 (b)(c)	67,908	71,781
12 month U.S. LIBOR + 1.800% 2.759% 1/1/42 (b)(c)	114,874	120,653
12 month U.S. LIBOR + 1.818% 2.695% 2/1/42 (b)(c)	165,234	173,424
12 month U.S. LIBOR + 1.851% 3.573% 5/1/36 (b)(c)	4,524	4,800
12 month U.S. LIBOR + 1.885% 3.633% 4/1/36 (b)(c)	36,080	38,131
12 month U.S. LIBOR + 2.176% 3.624% 8/1/35 (b)(c)	51,287	54,277
6 month U.S. LIBOR + 1.510% 2.854% 2/1/33 (b)(c)	2,824	2,913
6 month U.S. LIBOR + 1.535% 2.833% 3/1/35 (b)(c)	3,414	3,530
6 month U.S. LIBOR + 1.535% 2.884% 12/1/34 (b)(c)	7,877	8,140
6 month U.S. LIBOR + 1.545% 2.92% 4/1/33 (b)(c)	63,596	65,686
6 month U.S. LIBOR + 1.556% 2.922% 10/1/33 (b)(c)	5,032	5,202
6 month U.S. LIBOR + 1.565% 2.845% 7/1/35 (b)(c)	3,398	3,518
U.S. TREASURY 1 YEAR INDEX + 1.965% 2.84% 2/1/36 (b)(c)	2,152	2,248
U.S. TREASURY 1 YEAR INDEX + 2.146% 2.78% 7/1/36 (b)(c)	25,829	27,004
U.S. TREASURY 1 YEAR INDEX + 2.208% 3.083% 3/1/35 (b)(c)	3,014	3,188
U.S. TREASURY 1 YEAR INDEX + 2.295% 2.798% 10/1/33 (b)(c)	6,778	7,156
U.S. TREASURY 1 YEAR INDEX + 2.303% 2.928% 12/1/32 (b)(c)	51,534	54,306
U.S. TREASURY 1 YEAR INDEX + 2.460% 3.077% 12/1/32 (b)(c)	341,627	362,083
4% 5/1/29	2,170,308	2,302,805
4% 9/1/47 (d)	232,316	245,448
4% 9/1/47 (d)	1,516,836	1,602,578
4% 9/1/47 (d)	98,420	103,983
4% 9/1/47 (d)	1,749,152	1,848,026
4.5% 11/1/25 to 6/1/41	891,533	957,149
5% 7/1/35 to 6/1/39	735,023	809,078
5.5% 10/1/20 to 8/1/25	292,682	308,095
6% 1/1/34 to 6/1/36	420,414	479,991
6.5% 2/1/22 to 8/1/36	441,050	510,664
10.5% 8/1/20	1,706	1,753
		10,801,423
Freddie Mac - 0.4%
12 month U.S. LIBOR + 1.325% 2.95% 3/1/37 (b)(c)	3,433	3,555
12 month U.S. LIBOR + 1.515% 2.93% 11/1/35 (b)(c)	18,989	19,785
12 month U.S. LIBOR + 1.600% 3.35% 7/1/35 (b)(c)	21,585	22,298
12 month U.S. LIBOR + 1.754% 3.098% 9/1/41 (b)(c)	179,104	189,497
12 month U.S. LIBOR + 1.793% 3.32% 4/1/37 (b)(c)	7,223	7,646
12 month U.S. LIBOR + 1.874% 3.432% 10/1/42 (b)(c)	99,981	104,844
12 month U.S. LIBOR + 1.880% 3.03% 10/1/41 (b)(c)	176,825	183,185
12 month U.S. LIBOR + 2.045% 3.81% 7/1/36 (b)(c)	12,948	13,747
12 month U.S. LIBOR + 2.197% 3.537% 3/1/33 (b)(c)	361	383
6 month U.S. LIBOR + 1.445% 2.82% 3/1/35 (b)(c)	9,086	9,351
6 month U.S. LIBOR + 1.647% 3.025% 2/1/37 (b)(c)	8,784	9,152
6 month U.S. LIBOR + 1.665% 3.04% 7/1/35 (b)(c)	157,298	162,955
6 month U.S. LIBOR + 1.675% 3.05% 6/1/37 (b)(c)	5,754	6,004
6 month U.S. LIBOR + 1.720% 3.095% 8/1/37 (b)(c)	10,599	10,911
6 month U.S. LIBOR + 1.746% 2.967% 5/1/37 (b)(c)	5,379	5,576
6 month U.S. LIBOR + 1.932% 3.25% 10/1/36 (b)(c)	45,556	47,456
6 month U.S. LIBOR + 1.976% 3.34% 10/1/35 (b)(c)	24,649	25,888
6 month U.S. LIBOR + 2.010% 3.385% 5/1/37 (b)(c)	92,495	95,876
6 month U.S. LIBOR + 2.010% 3.385% 5/1/37 (b)(c)	36,539	38,583
6 month U.S. LIBOR + 2.040% 3.415% 6/1/37 (b)(c)	23,656	24,539
6 month U.S. LIBOR + 2.755% 4.096% 10/1/35 (b)(c)	6,001	6,371
U.S. TREASURY 1 YEAR INDEX + 2.035% 2.889% 6/1/33 (b)(c)	35,246	36,752
U.S. TREASURY 1 YEAR INDEX + 2.230% 2.996% 4/1/34 (b)(c)	114,129	119,882
U.S. TREASURY 1 YEAR INDEX + 2.383% 3.075% 2/1/36 (b)(c)	971	1,013
U.S. TREASURY 1 YEAR INDEX + 2.548% 3.548% 7/1/35 (b)(c)	27,625	28,923
4% 5/1/47	135,685	143,434
5% 9/1/35	1,103	1,212
6% 1/1/24	87,715	94,476
6.5% 12/1/21	25,219	26,888
9.5% 3/1/21 to 12/1/22	1,689	1,827
10% 6/1/18 to 6/1/20	1,463	1,590
10.5% 9/1/20	6	6
		1,443,605
Ginnie Mae - 0.7%
4.3% 8/20/61 (e)	215,837	219,178
4.649% 2/20/62 (e)	199,344	205,746
4.682% 2/20/62 (e)	278,239	285,040
4.684% 1/20/62 (e)	1,691,636	1,734,416
5.47% 8/20/59 (e)	3,951	4,024
6% 6/15/36	354,406	414,297
8% 12/15/23	27,851	31,125
10.5% 1/15/18	64	64
		2,893,890
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $14,974,540)		15,138,918

Collateralized Mortgage Obligations - 13.9%
U.S. Government Agency - 13.9%
Fannie Mae:
floater:
Series 1994-42 Class FK, 10-Year Treasury Constant Maturity Rate - 0.500% 1.66% 4/25/24 (b)(c)	164,294	164,968
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 2.2144% 8/25/31 (b)(c)	41,451	42,240
Series 2002-49 Class FB, 1 month U.S. LIBOR + 0.600% 1.8283% 11/18/31 (b)(c)	41,066	41,474
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 2.2344% 4/25/32 (b)(c)	8,995	9,173
Series 2002-74 Class FV, 1 month U.S. LIBOR + 0.450% 1.6844% 11/25/32 (b)(c)	342,835	344,378
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 2.2344% 11/25/32 (b)(c)	18,426	18,791
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 2.1644% 6/25/36 (b)(c)	513,637	521,932
planned amortization class:
Series 2005-19 Class PA, 5.5% 7/25/34	124,797	130,057
Series 2005-27 Class NE, 5.5% 5/25/34	29,655	29,911
Series 2005-64 Class PX, 5.5% 6/25/35	147,101	158,951
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17	5	5
Series 2003-117 Class MD, 5% 12/25/23	73,715	78,239
Series 2004-52 Class KZ, 5.5% 7/25/34	852,598	951,617
Series 2010-97 Class CX, 4.5% 9/25/25	953,000	1,025,195
Series 2010-139 Class NI, 4.5% 2/25/40 (f)	297,930	32,494
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 2.1544% 3/25/36 (b)(c)	319,989	327,357
Series 2011-67 Class AI, 4% 7/25/26 (f)	77,639	7,284
Freddie Mac:
floater:
Series 2448 Class FT, 1 month U.S. LIBOR + 1.000% 2.2267% 3/15/32 (b)(c)	45,236	46,096
Series 2526 Class FC, 1 month U.S. LIBOR + 0.400% 1.6267% 11/15/32 (b)(c)	58,001	58,260
Series 2530 Class FE, 1 month U.S. LIBOR + 0.600% 1.8267% 2/15/32 (b)(c)	22,597	22,834
Series 2630 Class FL, 1 month U.S. LIBOR + 0.500% 1.7267% 6/15/18 (b)(c)	419	420
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 2.1267% 2/15/33 (b)(c)	147,800	150,435
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 1.6267% 3/15/34 (b)(c)	154,421	155,136
planned amortization class:
Series 3415 Class PC, 5% 12/15/37	56,350	61,457
Series 3763 Class QA, 4% 4/15/34	29,617	29,726
Series 3840 Class VA, 4.5% 9/15/27	341,820	351,931
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	216,897	236,738
Series 2004-2802 Class ZG, 5.5% 5/15/34	673,505	755,860
Series 2004-2862 Class NE, 5% 9/15/24	1,274,832	1,347,858
Series 2145 Class MZ, 6.5% 4/15/29	209,138	238,447
Series 2357 Class ZB, 6.5% 9/15/31	124,749	144,303
Series 3745 Class KV, 4.5% 12/15/26	489,362	527,562
Series 3859 Class JZ, 5% 5/15/41	968,424	1,066,224
Freddie Mac Multi-family Structured pass-thru certificates sequential payer Series 4335 Class AL, 4.25% 3/15/40	612,535	643,553
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 1.7306% 7/20/37 (b)(c)	89,227	89,736
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 1.7106% 1/20/38 (b)(c)	21,896	22,019
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 2.0906% 8/20/38 (b)(c)	175,536	178,198
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 2.1306% 9/20/38 (b)(c)	154,700	158,116
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 1.8278% 11/16/39 (b)(c)	90,743	91,489
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 1.7578% 12/16/39 (b)(c)	68,632	69,135
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 1.5628% 7/20/60 (b)(c)(e)	861,904	855,936
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 1.5239% 9/20/60 (b)(c)(e)	1,054,092	1,046,000
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 1.5239% 8/20/60 (b)(c)(e)	1,161,077	1,154,084
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 1.6039% 12/20/60 (b)(c)(e)	358,165	356,242
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 1.7239% 12/20/60 (b)(c)(e)	596,375	596,569
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 1.7239% 2/20/61 (b)(c)(e)	1,141,340	1,141,637
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 1.7139% 2/20/61 (b)(c)(e)	1,354,835	1,354,847
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 1.7239% 4/20/61 (b)(c)(e)	482,328	482,488
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 1.7239% 5/20/61 (b)(c)(e)	547,222	546,537
Class FC, 1 month U.S. LIBOR + 0.500% 1.7239% 5/20/61 (b)(c)(e)	499,757	499,475
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 1.7539% 6/20/61 (b)(c)(e)	640,798	641,534
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 1.8239% 10/20/61 (b)(c)(e)	672,890	675,087
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 1.9239% 11/20/61 (b)(c)(e)	589,718	592,998
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 1.9239% 1/20/62 (b)(c)(e)	415,960	418,279
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 1.8539% 1/20/62 (b)(c)(e)	594,371	596,368
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 1.8539% 3/20/62 (b)(c)(e)	380,413	381,906
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 1.8739% 5/20/61 (b)(c)(e)	329,284	330,012
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 1.5039% 5/20/63 (b)(c)(e)	1,054,741	1,054,498
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 1.4239% 4/20/63 (b)(c)(e)	1,076,524	1,075,476
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 1.6239% 12/20/62 (b)(c)(e)	1,242,345	1,243,328
planned amortization class Series 2011-68 Class EC, 3.5% 4/20/41	414,565	433,238
sequential payer:
Series 2013-H06 Class HA, 1.65% 1/20/63 (e)	438,593	437,175
Series 2013-H26 Class HA, 3.5% 9/20/63 (e)	3,453,914	3,541,336
Series 2014-H12 Class KA, 2.75% 5/20/64 (e)	499,511	505,857
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 1.7239% 9/20/62 (b)(c)(e)	1,758,397	1,763,131
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 1.8739% 11/20/65 (b)(c)(e)	463,757	465,358
Series 2010-H15 Class TP, 5.15% 8/20/60 (e)	1,246,842	1,291,007
Series 2010-H17 Class XP, 5.2967% 7/20/60 (b)(e)	1,361,797	1,407,278
Series 2010-H18 Class PL, 5.01% 9/20/60 (b)(e)	1,120,861	1,156,135
Series 2012-64 Class KI, 3.5% 11/20/36 (f)	109,834	7,610
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 7.0259% 4/20/39 (b)(g)	421,842	444,112
Class ST, 8.800% - 1 month U.S. LIBOR 7.1593% 8/20/39 (b)(g)	978,070	1,050,243
Series 2015-H17 Class HA, 2.5% 5/20/65 (e)	1,570,247	1,582,578
Series 2015-H21:
Class HA, 2.5% 6/20/63 (e)	4,214,711	4,243,548
Class JA, 2.5% 6/20/65 (e)	414,388	417,478
Series 2015-H30 Class HA, 1.75% 9/20/62 (b)(e)	3,681,771	3,674,358
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 1.65% 5/20/66 (b)(c)(e)	2,164,468	2,178,794
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 1.57% 8/20/66 (b)(c)(e)	2,200,982	2,206,084
		52,178,220
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $52,206,126)		52,178,220

Commercial Mortgage Securities - 7.9%
Freddie Mac:
sequential payer:
Series K009 Class A2, 3.808% 8/25/20	3,660,000	3,855,396
Series K034 Class A1, 2.669% 2/25/23	5,581,190	5,686,916
Series K709 Class A2, 2.086% 3/25/19	1,480,000	1,488,600
Series K710 Class A2, 1.883% 5/25/19	2,402,000	2,410,653
Series K713 Class A2, 2.313% 3/25/20	454,000	459,705
Series K717 Class A2, 2.991% 9/25/21	2,878,000	2,993,840
Series K032 Class A1, 3.016% 2/25/23	1,879,671	1,934,495
Series K036 Class A1, 2.777% 4/25/23	3,569,384	3,666,157
Series K504 Class A2, 2.566% 9/25/20	227,000	231,384
Series K704 Class A2, 2.412% 8/25/18	416,972	418,755
Series K706 Class A2, 2.323% 10/25/18	812,007	816,981
Series K724 Class A1, 2.776% 3/25/23	1,386,764	1,429,144
Series K726 Class A1, 2.596% 7/25/49	416,849	425,950
Freddie Mac Multi-family floater Series 2017-KT01 Class A, 1 month U.S. LIBOR + 0.320% 1.5522% 2/25/20 (b)(c)	3,784,000	3,792,412
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $29,525,992)		29,610,388

Foreign Government and Government Agency Obligations - 5.0%
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	11,600,000	13,876,018
5.5% 12/4/23	4,000	4,811
Jordanian Kingdom 2.503% 10/30/20	1,817,000	1,868,350
Ukraine Government 1.471% 9/29/21	2,891,000	2,854,863
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $18,280,071)		18,604,042
	Shares	Value

Money Market Funds - 0.4%
Fidelity Cash Central Fund, 1.11% (h)
(Cost $1,523,371)	1,523,067	1,523,371

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 1.960% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2024	11/30/17	3,500,000	$28,000
Call Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 1.960% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2024	11/30/17	3,500,000	28,000
TOTAL PURCHASED SWAPTIONS
(Cost $56,000)			56,000
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $376,237,990)			376,565,341
NET OTHER ASSETS (LIABILITIES) - (0.4)%			(1,421,329)
NET ASSETS - 100%			$375,144,012

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
4% 9/1/47	$(1,847,572)	$(1,952,009)
4% 9/1/47	(1,749,152)	(1,848,026)
TOTAL TBA SALE COMMITMENTS
(Proceeds $3,791,095)		$(3,800,035)

Futures Contracts
	Number of contracts	Expiration Date	Notional amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	90	Dec. 2017	$19,468,125	$(176)	$(176)

The notional amount of futures purchased as a percentage of Net Assets is 5.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $55,430.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$16,297
Total	$16,297

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$259,454,402	$--	$259,454,402	$--
U.S. Government Agency - Mortgage Securities	15,138,918	--	15,138,918	--
Collateralized Mortgage Obligations	52,178,220	--	52,178,220	--
Commercial Mortgage Securities	29,610,388	--	29,610,388	--
Foreign Government and Government Agency Obligations	18,604,042	--	18,604,042	--
Money Market Funds	1,523,371	1,523,371	--	--
Purchased Swaptions	56,000	--	56,000	--
Total Investments in Securities:	$376,565,341	$1,523,371	$375,041,970	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(176)	$(176)	$--	$--
Total Liabilities	$(176)	$(176)	$--	$--
Total Derivative Instruments:	$(176)	$(176)	$--	$--
Other Financial Instruments:
TBA Sale Commitments	$(3,800,035)	$--	$(3,800,035)	$--
Total Other Financial Instruments:	$(3,800,035)	$--	$(3,800,035)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series IV’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series IV

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 27, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 27, 2017